CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net (loss)/income		¥ 1,367		$ 201	¥ (645)		¥ (3,269)
Adjustments to reconcile net (loss)/income to cash (used in)/provided by operating activities:
Share-based compensation		1,188		172	1,681		1,873
Equity in loss/(income) of affiliates		586		85	(96)		1,689
Loss from disposal of property, equipment and software		24		4	97		100
Gain on deconsolidation of subsidiaries							(1,091)
Loss/(gain) from disposal of long-term investment		(23)		(3)	(63)		602
Gain from disposal of subsidiaries					(4)		(36)
Impairments of long-term investments		949		138	96		905
Gain from settlement of contingency consideration related to a business combination					(30)
Gain on loan forgiveness					(68)
Changes in fair value for equity securities investment and exchangeable senior notes		(1,338)		(194)	170		612
Gain from the fair value remeasurement upon the discontinuance of the equity method of the investments		(1,135)		(165)
Gain from foreign currency forwards		(59)		(9)	(57)		(47)
Allowance for credit losses		296		43	141		700
Depreciation of property, equipment and software		632		92	723		790
Amortization of intangible assets and land use rights		243		35	298		427
Amortization of right of use assets		416		60	392		349
Deferred income tax (expenses)/benefits		295		40	(337)		(493)
Changes in current assets and liabilities, net of assets acquired and liabilities assumed/disposed of in business combinations/dispositions, net of deconsolidation:
Decrease/(Increase) in accounts receivable		(701)		(103)	(468)		3,189
Decrease/(Increase) in due from related parties		(240)		(35)	149		821
Decrease/(Increase) in prepayments and other current assets		(1,659)		(241)	(560)		3,838
Decrease in long-term receivables		7		1	38		60
(Decrease)/increase in accounts payable		1,309		190	1,513		(7,762)
(Decrease)/increase in due to related parties		18		3	(97)		(159)
(Decrease)/increase in salary and welfare payable		24		3	361		(1,318)
Decrease in taxes payable		(228)		(33)	(149)		(242)
(Decrease)/increase in advances from customers		708		103	(69)		(4,073)
Decrease in accrued liability for rewards program		(4)		(1)	(78)
Decrease in other payables and accruals		(34)		(6)	(463)		(1,288)
Net cash (used in)/provided by operating activities		2,641		380	2,475		(3,823)
Cash flows from investing activities:
Purchase of property, equipment and software		(497)		(72)	(570)		(532)
Cash paid for long-term investments		(12,258)		(1,777)	(6,818)		(9,770)
Cash paid for business combinations, net of cash acquired		(5)		(1)	(42)		(958)
Purchase of intangible assets		(1)			(1)
Decrease in short-term investments		13,297		1,928	3,233		6,909
Cash received from loans to the users		5,499		797	4,542		3,992
Cash paid for loans to the users		(5,277)		(765)	(4,709)		(3,944)
Net change in loans to the users with terms of less than three months		217		31	(1,050)		91
Cash received from disposal of long-term investments		161		23	1,269		708
Cash disposed from deconsolidation of subsidiaries							(313)
Cash disposed from disposal of subsidiaries					(2)		(4)
Net cash (used in)/provided by investing activities		1,136		164	(4,148)		(3,821)
Cash flows from financing activities:
Proceeds from/(repayment of) short-term bank loans, net		(4,870)		(706)	5,600		4,020
Proceeds from long-term bank loans		9,808		1,422	15		14,189
Repayment of long-term loans, including current portion		(10,371)		(1,505)	(3,608)		(3,589)
Proceeds from issuance of ordinary shares net of issuance cost (Note 19)					7,984
Proceeds from exercise of share options		179		26	307		159
Cash paid for acquisition of additional equity interests of subsidiaries		(116)		(17)	(321)		(2,089)
Cash paid for settlement of convertible notes		(521)		(75)	(6,426)		(9,522)
Proceeds from securitization debt					752		147
Cash paid for settlement of securitization debt		(826)		(120)	(384)		(690)
Cash received from non-controlling shareholders							5
Proceeds from issuance of exchangeable senior notes							3,395
Net cash provided by/(used in) financing activities		(6,717)		(975)	3,919		6,025
Effect of foreign exchange rate changes on cash and cash equivalents, restricted cash		231		39	(465)		(713)
Net (decrease)/increase in cash and cash equivalents, restricted cash		(2,709)		(392)	1,781		(2,332)
Cash and cash equivalents, restricted cash, beginning of year		21,196	[1]	3,073	19,415	[1]	21,747
Cash and cash equivalents, restricted cash, end of year	[1]	18,487		2,681	21,196		19,415
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes		471		68	753		1,239
Cash paid for interest, net of amounts capitalized		1,444		209	1,498		1,642
Supplemental schedule of non-cash investing and financing activities
Non-cash consideration paid for business acquisitions, investments and non-controlling interest		(6)		(1)	(278)		(50)
Accruals related to purchase of property, equipment and software		(28)		(4)	(94)		(126)
Unpaid cash consideration for business acquisitions and acquisition of additional equity interest of subsidiary		¥ (32)		$ (5)	¥ (309)		¥ (43)

[1]	As of December 31, 2019, cash and cash equivalents and restricted cash are RMB19.9 billion and RMB1.8 billion respectively.